UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Large Cap Index Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)
COMMON STOCKS (100.1%)

Auto & Transportation (2.1%)
United Parcel Service, Inc.	9,900	$720
FedEx Corp.	4,729	444
Burlington Northern Santa Fe Corp.	6,208	335
Ford Motor Co.	28,844	327
Union Pacific Corp.	4,011	280
Harley-Davidson, Inc.	4,825	279
General Motors Corp.	8,388	247
Norfolk Southern Corp.	6,560	243
PACCAR, Inc.	2,699	195
Southwest Airlines Co.	11,593	165
CSX Corp.	3,469	144
Genuine Parts Co.	2,873	125
Expeditors International of Washington, Inc.	1,725	92
C.H. Robinson Worldwide, Inc.	1,275	66
Lear Corp.	1,123	50
Gentex Corp.	1,161	37
Delphi Corp.	7,738	35
Dana Corp.	2,353	30
* JetBlue Airways Corp.	1,153	22
* TRW Automotive Holdings Corp.	451	9

		3,845

Consumer Discretionary (14.1%)
Wal-Mart Stores, Inc.	41,723	2,091
Home Depot, Inc.	36,105	1,381
* Time Warner, Inc.	72,380	1,270
The Walt Disney Co.	33,605	965
Viacom Inc. Class B	24,463	852
Gillette Co.	15,424	779
Target Corp.	13,918	696
Lowe's Cos., Inc.	12,055	688
* Yahoo! Inc.	20,273	687
McDonald's Corp.	20,593	641
* eBay Inc.	16,254	606
Kimberly-Clark Corp.	8,014	527
The News Corp., Inc.	31,125	527
Liberty Media Corp.	41,557	431
Cendant Corp.	17,349	356
Carnival Corp.	6,698	347
Costco Wholesale Corp.	7,697	340
* Starbucks Corp.	6,485	335
Avon Products, Inc.	7,777	334
Gannett Co., Inc.	4,154	329
Clear Channel Communications, Inc.	8,052	278
The McGraw-Hill Cos., Inc.	3,176	277
Omnicom Group Inc.	3,074	272
Waste Management, Inc.	9,428	272
* Kohl's Corp.	5,101	263
* Electronic Arts Inc.	5,047	261
Staples, Inc.	8,224	259
NIKE, Inc. Class B	3,098	258
Yum! Brands, Inc.	4,775	247
Best Buy Co., Inc.	4,544	245
* Sears Holdings Corp.	1,831	244
J.C. Penney Co., Inc. (Holding Co.)	4,685	243
The Gap, Inc.	10,081	220
Marriott International, Inc. Class A	3,135	210
Starwood Hotels & Resorts Worldwide, Inc.	3,392	204
TJX Cos., Inc.	8,005	197
* Apollo Group, Inc. Class A	2,468	183
* DirecTV Group, Inc.	12,496	180
* Bed Bath & Beyond, Inc.	4,926	180
Federated Department Stores, Inc.	2,791	178
* Coach, Inc.	3,120	177
* Amazon.com, Inc.	5,027	172
* IAC/InterActiveCorp	7,693	171
May Department Stores Co.	4,550	168
News Corp., Inc., Class B	9,268	163
International Game Technology	5,701	152
Eastman Kodak Co.	4,640	151
Mattel, Inc.	6,779	145
Tribune Co.	3,610	144
* Google Inc.	749	135
Hilton Hotels Corp.	6,023	135
Limited Brands, Inc.	5,513	134
* VeriSign, Inc.	4,271	123
Harrah's Entertainment, Inc.	1,871	121
* Office Depot, Inc.	5,119	114
* Fisher Scientific International Inc.	1,951	111
* Liberty Media International Inc. Class A	2,499	109
* Sirius Satellite Radio, Inc.	19,426	109
Black & Decker Corp.	1,335	105
* Univision Communications Inc.	3,782	105
R.R. Donnelley & Sons Co.	3,300	104
EchoStar Communications Corp. Class A	3,467	101
Dollar General Corp.	4,480	98
Newell Rubbermaid, Inc.	4,432	97
Nordstrom, Inc.	1,721	95
Harman International Industries, Inc.	1,076	95
Estee Lauder Cos. Class A	2,051	92
* Caesars Entertainment, Inc.	4,647	92
* Toys R Us, Inc.	3,477	90
* AutoZone Inc.	1,035	89
* XM Satellite Radio Holdings, Inc.	2,795	88
VF Corp.	1,485	88
Cintas Corp.	2,116	87
* Interpublic Group of Cos., Inc.	6,974	86
Leggett & Platt, Inc.	2,928	85
Washington Post Co. Class B	94	84
* MGM Mirage, Inc.	1,169	83
Mandalay Resort Group	1,167	82
Knight Ridder	1,223	82
Abercrombie & Fitch Co.	1,430	82
New York Times Co. Class A	2,230	82
Republic Services, Inc. Class A	2,420	81
Tiffany & Co.	2,336	81
Michaels Stores, Inc.	2,157	78
* Mohawk Industries, Inc.	908	77
* Chico's FAS, Inc.	2,694	76
Whirlpool Corp.	1,108	75
Darden Restaurants Inc.	2,384	73
Family Dollar Stores, Inc.	2,392	73
Foot Locker, Inc.	2,467	72
Robert Half International, Inc.	2,668	72
Liz Claiborne, Inc.	1,751	70
Ross Stores, Inc.	2,380	69
Wendy's International, Inc.	1,733	68
PETsMART, Inc.	2,323	67
Jones Apparel Group, Inc.	1,976	66
E.W. Scripps Co. Class A	1,356	66
Manpower Inc.	1,501	65
ServiceMaster Co.	4,667	63
The Stanley Works	1,369	62
* Advance Auto Parts, Inc.	1,219	62
RadioShack Corp.	2,508	61
Fastenal Co.	1,093	60
CDW Corp.	1,060	60
* ChoicePoint Inc.	1,479	59
* Williams-Sonoma, Inc.	1,565	58
* Career Education Corp.	1,677	57
* Wynn Resorts Ltd.	829	56
* AutoNation, Inc.	2,912	55
Alberto-Culver Co. Class B	1,146	55
* Lamar Advertising Co. Class A	1,346	54
* CarMax, Inc.	1,699	54
Hasbro, Inc.	2,609	53
International Flavors & Fragrances, Inc.	1,332	53
* Brinker International, Inc.	1,417	51
* Dollar Tree Stores, Inc.	1,732	50
Aramark Corp. Class B	1,890	50
Circuit City Stores, Inc.	3,070	49
Sabre Holdings Corp.	2,192	48
* Pixar, Inc.	481	47
GTECH Holdings Corp.	1,945	46
Outback Steakhouse	984	45
* Iron Mountain, Inc.	1,405	41
Belo Corp. Class A	1,535	37
Reebok International Ltd.	775	34
* Convergys Corp.	2,196	33
Polo Ralph Lauren Corp.	814	32
* Telewest Global, Inc.	1,715	31
International Speedway Corp.	521	28
Meredith Corp.	589	28
* Weight Watchers International, Inc.	639	27
* Allied Waste Industries, Inc.	3,706	27
* Westwood One, Inc.	1,320	27
The McClatchy Co. Class A	353	26
* Entercom Communications Corp.	715	25
* Rent-A-Center, Inc.	896	24
Dex Media, Inc.	1,142	24
* DreamWorks Animation SKG, Inc.	549	22
* Hewitt Associates, Inc.	572	15
Metro-Goldwyn-Mayer Inc.	959	11
* Columbia Sportswear Co.	202	11
Hearst-Argyle Television Inc.	404	10
Regal Entertainment Group Class A	476	10
* Citadel Broadcasting Corp.	644	9
* Cox Radio, Inc.	506	9

		26,557

Consumer Staples (7.1%)
Altria Group, Inc.	33,717	2,205
The Procter & Gamble Co.	39,595	2,099
The Coca-Cola Co.	35,768	1,490
PepsiCo, Inc.	27,575	1,462
Walgreen Co.	16,793	746
Anheuser-Busch Cos., Inc.	12,978	615
Colgate-Palmolive Co.	8,670	452
Sysco Corp.	10,531	377
CVS Corp.	6,513	343
Sara Lee Corp.	12,769	283
General Mills, Inc.	5,342	263
ConAgra Foods, Inc.	8,502	230
H.J. Heinz Co.	5,733	211
* The Kroger Co.	11,346	182
Hershey Foods Corp.	2,891	175
Kellogg Co.	4,027	174
The Clorox Co.	2,447	154
Wm. Wrigley Jr. Co.	2,334	153
Kraft Foods Inc.	4,266	141
UST, Inc.	2,700	140
* Safeway, Inc.	7,268	135
Reynolds American Inc.	1,489	120
Whole Foods Market, Inc.	1,066	109
Campbell Soup Co.	3,748	109
Albertson's, Inc.	4,997	103
Molson Coors Brewing Co. Class B	1,147	89
Coca-Cola Enterprises, Inc.	4,189	86
* Dean Foods Co.	2,401	82
* Constellation Brands, Inc. Class A	1,530	81
The Pepsi Bottling Group, Inc.	2,642	74
SuperValu Inc.	2,147	72
McCormick & Co., Inc.	1,975	68
Tyson Foods, Inc.	3,634	61
J.M. Smucker Co.	921	46
* Smithfield Foods, Inc.	1,380	44
Hormel Foods Corp.	1,289	40
Carolina Group	1,067	35
Brown-Forman Corp. Class B	605	33
PepsiAmericas, Inc.	1,159	26

		13,308

Financial Services (21.3%)
Citigroup, Inc.	85,120	3,825
Bank of America Corp.	66,264	2,922
JPMorgan Chase & Co.	58,419	2,021
American International Group, Inc.	36,311	2,012
Wells Fargo & Co.	27,775	1,661
Wachovia Corp.	26,263	1,337
American Express Co.	18,536	952
Morgan Stanley	16,112	922
U.S. Bancorp	30,572	881
Fannie Mae	15,873	864
Merrill Lynch & Co., Inc.	14,558	824
Freddie Mac	11,265	712
Allstate Corp.	10,664	577
The Goldman Sachs Group, Inc.	5,224	575
Washington Mutual, Inc.	14,222	562
First Data Corp.	13,622	535
MBNA Corp.	19,976	490
Metropolitan Life Insurance Co.	12,297	481
Prudential Financial, Inc.	8,375	481
Automatic Data Processing, Inc.	9,595	431
SunTrust Banks, Inc.	5,790	417
St. Paul Travelers Cos., Inc.	11,012	404
The Bank of New York Co., Inc.	12,739	370
Lehman Brothers Holdings, Inc.	3,803	358
BB& T Corp.	9,116	356
SLM Corp.	7,037	351
Fifth Third Bancorp	8,124	349
National City Corp.	10,285	345
The Hartford Financial Services Group Inc.	4,867	334
AFLAC Inc.	8,384	312
Countrywide Financial Corp.	9,457	307
Capital One Financial Corp.	4,019	301
Progressive Corp. of Ohio	3,144	288
Golden West Financial Corp.	4,215	255
The Chubb Corp.	3,181	252
Marsh & McLennan Cos., Inc.	8,219	250
State Street Corp.	5,498	240
PNC Financial Services Group	4,616	238
Regions Financial Corp.	7,255	235
Simon Property Group, Inc. REIT	3,486	211
KeyCorp	6,278	204
Mellon Financial Corp.	6,938	198
Equity Office Properties Trust REIT	6,525	197
CIGNA Corp.	2,186	195
The Principal Financial Group, Inc.	5,057	195
ACE Ltd.	4,689	194
North Fork Bancorp, Inc.	6,867	190
Paychex, Inc.	5,652	185
Charles Schwab Corp.	16,650	175
Franklin Resources Corp.	2,494	171
Moody's Corp.	2,092	169
Bear Stearns Co., Inc.	1,655	165
XL Capital Ltd. Class A	2,278	165
* SunGard Data Systems, Inc.	4,741	164
Comerica, Inc.	2,842	157
AmSouth Bancorp	5,739	149
Equity Residential REIT	4,563	147
Loews Corp.	1,979	146
Ambac Financial Group, Inc.	1,843	138
Legg Mason Inc.	1,720	134
Sovereign Bancorp, Inc.	6,040	134
Marshall & Ilsley Corp.	3,197	133
Vornado Realty Trust REIT	1,926	133
CIT Group Inc.	3,443	131
Lincoln National Corp.	2,869	130
H & R Block, Inc.	2,558	129
* Fiserv, Inc.	3,226	128
Northern Trust Corp.	2,880	125
General Growth Properties Inc. REIT	3,625	124
MBIA, Inc.	2,321	121
M & T Bank Corp.	1,149	117
Synovus Financial Corp.	4,136	115
The Chicago Mercantile Exchange	582	113
T. Rowe Price Group Inc.	1,889	112
ProLogis REIT	3,008	112
Archstone-Smith Trust REIT	3,183	109
Jefferson-Pilot Corp.	2,196	108
Plum Creek Timber Co. Inc. REIT	2,941	105
Boston Properties, Inc. REIT	1,721	104
Genworth Financial Inc.	3,723	102
SAFECO Corp.	2,094	102
Cincinnati Financial Corp.	2,325	101
Aon Corp.	4,397	100
Zions Bancorp	1,444	100
Popular, Inc.	4,074	99
MGIC Investment Corp.	1,566	97
Torchmark Corp.	1,765	92
Compass Bancshares Inc.	1,969	89
Host Marriott Corp. REIT	5,279	87
Huntington Bancshares Inc.	3,586	86
Fidelity National Financial, Inc.	2,567	85
Kimco Realty Corp. REIT	1,567	84
* Providian Financial Corp.	4,687	80
Commerce Bancorp, Inc.	2,440	79
First Horizon National Corp.	1,941	79
White Mountains Insurance Group Inc.	130	79
Everest Re Group, Ltd.	925	79
Avalonbay Communities, Inc. REIT	1,148	77
UnumProvident Corp.	4,503	77
Public Storage, Inc. REIT	1,336	76
Hibernia Corp. Class A	2,368	76
Radian Group, Inc.	1,532	73
New York Community Bancorp, Inc.	3,948	72
* The Dun & Bradstreet Corp.	1,164	72
Duke Realty Corp. REIT	2,282	68
Mercantile Bankshares Corp.	1,322	67
* E*TRADE Financial Corp.	5,591	67
Equifax, Inc.	2,168	67
Old Republic International Corp.	2,852	66
Developers Diversified Realty Corp. REIT	1,635	65
Assurant, Inc.	1,917	65
W.R. Berkley Corp.	1,278	63
Associated Banc-Corp	2,013	63
iStar Financial Inc. REIT	1,488	61
The PMI Group Inc.	1,561	59
UnionBanCal Corp.	955	58
Apartment Investment & Management Co. Class A REIT	1,536	57
TCF Financial Corp.	2,070	56
Allied Capital Corp.	2,104	55
Investors Financial Services Corp.	1,110	54
A.G. Edwards & Sons, Inc.	1,203	54
Regency Centers Corp. REIT	1,131	54
PartnerRe Ltd.	828	54
Liberty Property Trust REIT	1,350	53
Janus Capital Group Inc.	3,774	53
* CheckFree Corp.	1,274	52
* DST Systems, Inc.	1,113	51
Health Care Properties Investors REIT	2,189	51
The Macerich Co. REIT	963	51
City National Corp.	733	51
AMB Property Corp. REIT	1,313	50
* Markel Corp.	138	48
Commerce Bancshares, Inc.	986	48
Weingarten Realty Investors REIT	1,371	47
Independence Community Bank Corp.	1,208	47
RenaissanceRe Holdings Ltd.	993	46
Brown & Brown, Inc.	956	44
Protective Life Corp.	1,110	44
Eaton Vance Corp.	1,861	44
SEI Corp.	1,200	43
Arthur J. Gallagher & Co.	1,501	43
Fulton Financial Corp.	1,960	43
Hospitality Properties Trust REIT	1,053	43
New Plan Excel Realty Trust REIT	1,683	42
Astoria Financial Corp.	1,562	40
Leucadia National Corp.	1,149	39
Valley National Bancorp	1,529	39
Axis Capital Holdings Ltd.	1,457	39
* TD Banknorth, Inc.	1,249	39
Bank of Hawaii Corp.	849	38
Fair, Isaac, Inc.	1,100	38
Hudson City Bancorp, Inc.	1,025	37
* Ameritrade Holding Corp.	3,480	36
Unitrin, Inc.	773	35
Federated Investors, Inc.	1,225	35
Nationwide Financial Services, Inc.	942	34
Wilmington Trust Corp.	949	33
Deluxe Corp.	811	32
Friedman, Billings, Ramsey Group, Inc. REIT	2,026	32
Doral Financial Corp.	1,411	31
Montpelier Re Holdings Ltd.	846	30
Dow Jones & Co., Inc.	774	29
Transatlantic Holdings, Inc.	431	29
* WellChoice Inc.	529	28
BlackRock, Inc.	360	27
* CapitalSource Inc.	1,053	24
Mercury General Corp.	404	22
Erie Indemnity Co. Class A	421	22
Total System Services, Inc.	706	18
Student Loan Corp.	78	16
* BOK Financial Corp.	356	15
Capitol Federal Financial	370	13
Nuveen Investments, Inc. Class A	234	8

		40,107

Health Care (12.8%)
Johnson & Johnson	48,765	3,275
Pfizer Inc.	123,548	3,246
* Amgen, Inc.	20,849	1,214
Merck & Co., Inc.	36,290	1,175
Abbott Laboratories	24,273	1,132
UnitedHealth Group Inc.	10,720	1,022
Medtronic, Inc.	19,783	1,008
Wyeth	21,903	924
Eli Lilly & Co.	16,701	870
Bristol-Myers Squibb Co.	31,973	814
* WellPoint Inc.	4,899	614
* Genentech, Inc.	7,764	440
Schering-Plough Corp.	24,193	439
Cardinal Health, Inc.	7,085	395
Guidant Corp.	5,247	388
Aetna Inc.	4,870	365
Baxter International, Inc.	10,159	345
HCA Inc.	6,254	335
* Zimmer Holdings, Inc.	3,998	311
* Boston Scientific Corp.	10,467	307
* Caremark Rx, Inc.	7,020	279
* Gilead Sciences, Inc.	7,034	252
Becton, Dickinson & Co.	4,066	238
* Genzyme Corp.-General Division	4,034	231
* Forest Laboratories, Inc.	6,064	224
* Medco Health Solutions, Inc.	4,430	220
* St. Jude Medical, Inc.	5,829	210
Stryker Corp.	4,324	193
* Biogen Idec Inc.	5,484	189
McKesson Corp.	4,567	172
Allergan, Inc.	2,231	155
Quest Diagnostics, Inc.	1,438	151
Biomet, Inc.	3,888	141
C.R. Bard, Inc.	1,719	117
* Coventry Health Care Inc.	1,654	113
* Laboratory Corp. of America Holdings	2,298	111
AmerisourceBergen Corp.	1,877	108
Health Management Associates Class A	4,000	105
* Sepracor Inc.	1,702	98
* MedImmune Inc.	4,050	96
IMS Health, Inc.	3,847	94
* Celgene Corp.	2,668	91
* Tenet Healthcare Corp.	7,620	88
* Express Scripts Inc.	982	86
* Patterson Cos	1,696	85
* PacifiCare Health Systems, Inc.	1,430	81
* Humana Inc.	2,468	79
* Hospira, Inc.	2,419	78
Mylan Laboratories, Inc.	4,301	76
* Varian Medical Systems, Inc.	2,155	74
* Lincare Holdings, Inc.	1,665	74
* Barr Pharmaceuticals Inc.	1,381	67
Bausch & Lomb, Inc.	908	67
Beckman Coulter, Inc.	972	65
* Triad Hospitals, Inc.	1,277	64
DENTSPLY International Inc.	1,171	64
* Chiron Corp.	1,767	62
* IVAX Corp.	3,074	61
Omnicare, Inc.	1,679	60
* Health Net Inc.	1,792	59
* Invitrogen Corp.	839	58
* Watson Pharmaceuticals, Inc.	1,699	52
Manor Care, Inc.	1,375	50
* Community Health Systems, Inc.	1,419	50
Universal Health Services Class B	925	48
* Henry Schein, Inc.	1,342	48
* Cephalon, Inc.	934	44
* Kinetic Concepts, Inc.	694	41
* Millennium Pharmaceuticals, Inc.	4,742	40
* WebMD Corp.	4,573	39
* ImClone Systems, Inc.	1,016	35
* Millipore Corp.	774	34
* King Pharmaceuticals, Inc.	4,019	33

		24,069

Integrated Oils (5.7%)
ExxonMobil Corp.	105,850	6,309
ChevronTexaco Corp.	34,836	2,031
ConocoPhillips Co.	10,766	1,161
Occidental Petroleum Corp.	6,521	464
Marathon Oil Corp.	5,710	268
Unocal Corp.	4,331	267
Murphy Oil Corp.	1,349	133
Amerada Hess Corp.	1,338	129

		10,762

Other Energy (3.2%)
Schlumberger Ltd.	9,651	680
Devon Energy Corp.	7,483	357
Halliburton Co.	8,232	356
Apache Corp.	5,333	327
Burlington Resources, Inc.	6,441	323
Valero Energy Corp.	4,245	311
Anadarko Petroleum Corp.	4,045	308
* Transocean Inc.	5,294	272
Baker Hughes, Inc.	5,515	245
EOG Resources, Inc.	3,904	190
Kerr-McGee Corp.	2,291	179
XTO Energy, Inc.	5,412	178
Williams Cos., Inc.	9,020	170
* Nabors Industries, Inc.	2,453	145
BJ Services Co.	2,640	137
Sunoco, Inc.	1,264	131
* Weatherford International Ltd.	2,234	129
* National-Oilwell Varco Inc.	2,765	129
Noble Corp.	2,215	125
GlobalSantaFe Corp.	3,256	121
El Paso Corp.	10,506	111
Smith International, Inc.	1,699	107
Pioneer Natural Resources Co.	2,400	103
Peabody Energy Corp.	2,150	100
ENSCO International, Inc.	2,436	92
Chesapeake Energy Corp.	4,087	90
* Newfield Exploration Co.	963	72
Patterson-UTI Energy, Inc.	2,579	65
* Ultra Petroleum Corp.	1,265	64
Noble Energy, Inc.	930	63
Premcor, Inc.	985	59
Equitable Resources, Inc.	976	56
* Cooper Cameron Corp.	927	53
Rowan Cos., Inc.	1,726	52
Pogo Producing Co.	1,043	51
Diamond Offshore Drilling, Inc.	1,003	50
* Pride International, Inc.	1,927	48
* NRG Energy	1,318	45

		6,094

Materials & Processing (3.9%)
E.I. du Pont de Nemours & Co.	16,279	834
Dow Chemical Co.	15,540	775
Alcoa Inc.	14,198	431
Newmont Mining Corp. (Holding Co.)	7,234	306
Monsanto Co.	4,374	282
International Paper Co.	7,566	278
Weyerhaeuser Co.	3,946	270
Praxair, Inc.	5,344	256
Masco Corp.	7,279	252
Air Products & Chemicals, Inc.	3,776	239
Archer-Daniels-Midland Co.	9,011	221
PPG Industries, Inc.	2,840	203
Phelps Dodge Corp.	1,618	165
Nucor Corp.	2,633	152
American Standard Cos., Inc.	3,020	140
Georgia Pacific Group	3,796	135
Rohm & Haas Co.	2,432	117
Freeport-McMoRan Copper & Gold, Inc. Class B	2,944	117
MeadWestvaco Corp.	3,277	104
Ecolab, Inc.	3,126	103
United States Steel Corp.	1,910	97
Lyondell Chemical Co.	3,415	95
Bunge Ltd.	1,760	95
Avery Dennison Corp.	1,528	95
Vulcan Materials Co.	1,558	89
Precision Castparts Corp.	1,132	87
Sherwin-Williams Co.	1,966	86
The St. Joe Co.	1,229	83
Eastman Chemical Co.	1,305	77
Ashland, Inc.	1,108	75
Fluor Corp.	1,345	75
* Sealed Air Corp.	1,341	70
Sigma-Aldrich Corp.	1,130	69
Ball Corp.	1,663	69
Temple-Inland Inc.	886	64
* Energizer Holdings, Inc.	1,060	63
Smurfit-Stone Container Corp.	4,090	63
* Owens-Illinois, Inc.	2,419	61
Engelhard Corp.	1,958	59
* Pactiv Corp.	2,484	58
Bemis Co., Inc.	1,682	52
* Jacobs Engineering Group Inc.	898	47
Sonoco Products Co.	1,514	44
* Huntsman Corp.	1,582	37
Valspar Corp.	774	36
Bowater Inc.	925	35
* The Mosaic Co.	2,031	35
Lafarge North America Inc.	538	31
Packaging Corp. of America	1,093	27
* International Steel Group, Inc.	353	14

		7,268

Producer Durables (4.1%)
United Technologies Corp.	8,369	851
The Boeing Co.	11,815	691
Caterpillar, Inc.	5,579	510
* Applied Materials, Inc.	27,731	451
Emerson Electric Co.	6,896	448
Lockheed Martin Corp.	6,169	377
Illinois Tool Works, Inc.	4,159	372
Northrop Grumman Corp.	5,225	282
Deere & Co.	4,021	270
* Xerox Corp.	15,688	238
Ingersoll-Rand Co.	2,815	224
Danaher Corp.	4,071	217
* Lexmark International, Inc.	2,109	169
Pitney Bowes, Inc.	3,722	168
* Agilent Technologies, Inc.	7,094	157
* KLA-Tencor Corp.	3,218	148
Rockwell Collins, Inc.	2,895	138
Pulte Homes, Inc.	1,838	135
D. R. Horton, Inc.	4,538	133
Dover Corp.	3,294	124
Centex Corp.	2,052	118
Parker Hannifin Corp.	1,928	117
Lennar Corp. Class A	1,991	113
Cooper Industries, Inc. Class A	1,515	108
KB HOME	706	83
W.W. Grainger, Inc.	1,295	81
Goodrich Corp.	1,866	71
American Power Conversion Corp.	2,697	70
* Waters Corp.	1,957	70
* Toll Brothers, Inc.	884	70
* American Tower Corp. Class A	3,727	68
* Thermo Electron Corp.	2,658	67
* NVR, Inc.	84	66
* LAM Research Corp.	2,202	64
Diebold, Inc.	1,152	63
Pentair, Inc.	1,525	59
Novellus Systems, Inc.	2,222	59
Pall Corp.	2,060	56
Garmin Ltd.	1,009	47
* Teradyne, Inc.	3,164	46
Hubbell Inc. Class B	891	46
* Alliant Techsystems, Inc.	593	42
Tektronix, Inc.	1,389	34
Molex, Inc. Class A	1,371	32
Molex, Inc.	1,059	28

		7,781

Technology (13.3%)
Microsoft Corp.	160,597	3,882
International Business Machines Corp.	27,308	2,495
Intel Corp.	103,759	2,410
* Cisco Systems, Inc.	108,063	1,933
* Dell Inc.	36,600	1,406
Hewlett-Packard Co.	47,106	1,034
QUALCOMM Inc.	26,804	982
* Oracle Corp.	63,132	788
Texas Instruments, Inc.	28,304	721
Motorola, Inc.	38,802	581
* Apple Computer, Inc.	13,226	551
* EMC Corp.	39,370	485
General Dynamics Corp.	2,824	302
Raytheon Co.	7,470	289
Adobe Systems, Inc.	3,946	265
* Corning, Inc.	23,057	257
* Sun Microsystems, Inc.	55,152	223
Analog Devices, Inc.	6,104	221
* Symantec Corp.	10,333	220
Maxim Integrated Products, Inc.	5,289	216
Computer Associates International, Inc.	7,643	207
* Lucent Technologies, Inc.	72,194	199
Linear Technology Corp.	5,035	193
* Accenture Ltd.	7,916	191
Electronic Data Systems Corp.	8,484	175
Rockwell Automation, Inc.	3,039	172
Xilinx, Inc.	5,687	166
* Juniper Networks, Inc.	7,436	164
* Veritas Software Corp.	6,933	161
* Network Appliance, Inc.	5,683	157
* Computer Sciences Corp.	3,079	141
* Broadcom Corp.	4,484	134
L-3 Communications Holdings, Inc.	1,789	127
* Intuit, Inc.	2,875	126
National Semiconductor Corp.	5,821	120
* Altera Corp.	6,064	120
* Marvell Technology Group Ltd.	3,067	118
* Flextronics International Ltd.	9,246	111
Autodesk, Inc.	3,738	111
* Affiliated Computer Services, Inc. Class A	1,988	106
* NCR Corp.	3,073	104
* Cognizant Technology Solutions Corp.	2,145	99
* Advanced Micro Devices, Inc.	5,853	94
* Micron Technology, Inc.	8,791	91
Microchip Technology, Inc.	3,295	86
* Avaya Inc.	7,043	82
* Comverse Technology, Inc.	3,194	81
Seagate Technology	4,108	80
* Jabil Circuit, Inc.	2,649	76
* Freescale Semiconductor, Inc.	4,283	74
* SanDisk Corp.	2,645	74
Harris Corp.	2,220	72
* Siebel Systems, Inc.	7,614	70
Scientific-Atlanta, Inc.	2,463	70
* Mercury Interactive Corp.	1,457	69
Applera Corp.-Applied Biosystems Group	3,258	64
* Citrix Systems, Inc.	2,698	64
* Cadence Design Systems, Inc.	4,254	64
* QLogic Corp.	1,519	62
* NVIDIA Corp.	2,558	61
* McAfee Inc.	2,613	59
Symbol Technologies, Inc.	3,798	55
* Solectron Corp.	15,638	54
* Storage Technology Corp.	1,740	54
* BMC Software, Inc.	3,557	53
Amphenol Corp.	1,400	52
* Zebra Technologies Corp. Class A	1,090	52
* Tellabs, Inc.	6,899	50
* BEA Systems, Inc.	6,276	50
* Synopsys, Inc.	2,534	46
* Compuware Corp.	6,274	45
* Sanmina-SCI Corp.	8,216	43
* Ceridian Corp.	2,443	42
Intersil Corp.	2,316	40
* NAVTEQ Corp.	881	38
* Unisys Corp.	5,396	38
* Novell, Inc.	6,083	36
* JDS Uniphase Corp.	21,160	35
* LSI Logic Corp.	6,248	35
* Freescale Semiconductor Inc.	1,996	34
* Ingram Micro, Inc. Class A	1,994	33
* Vishay Intertechnology, Inc.	2,340	29
* Fairchild Semiconductor International, Inc.	1,854	28
* Red Hat, Inc.	2,382	26
* PMC Sierra Inc.	2,874	25
* ADC Telecommunications, Inc.	12,050	24
National Instruments Corp.	835	23
* Agere Systems Inc. Class B	13,530	19
* Agere Systems Inc. Class A	12,080	17
* UTStarcom, Inc.	1,453	16
AVX Corp.	963	12

		24,960

Utilities (7.0%)
Verizon Communications Inc.	45,420	1,612
SBC Communications Inc.	54,390	1,288
BellSouth Corp.	29,972	788
* Comcast Corp. Class A	21,154	715
Sprint Corp.	22,946	522
Exelon Corp.	10,906	500
* Nextel Communications, Inc.	16,781	477
* Comcast Corp. Special Class A	14,141	472
Duke Energy Corp.	15,285	428
Dominion Resources, Inc.	5,588	416
Southern Co.	12,106	385
TXU Corp.	3,800	303
ALLTEL Corp.	4,779	262
Entergy Corp.	3,650	258
AT& T Corp.	12,959	243
PG& E Corp.	7,053	241
FPL Group, Inc.	5,734	230
FirstEnergy Corp.	5,437	228
American Electric Power Co., Inc.	6,501	221
Public Service Enterprise Group, Inc.	3,943	214
PPL Corp.	3,119	168
Consolidated Edison Inc.	3,985	168
Edison International	4,791	166
* AES Corp.	10,152	166
Progress Energy, Inc.	3,821	160
Ameren Corp.	3,207	157
Constellation Energy Group, Inc.	2,845	147
Sempra Energy	3,406	136
DTE Energy Co.	2,834	129
Kinder Morgan, Inc.	1,645	125
Cinergy Corp.	2,945	119
Xcel Energy, Inc.	6,510	112
* Cablevision Systems NY Group Class A	3,701	104
KeySpan Corp.	2,634	103
NiSource, Inc.	4,358	99
MCI Inc.	3,815	95
* Qwest Communications International Inc.	24,841	92
* NTL Inc.	1,313	84
Questar Corp.	1,336	79
Telephone & Data Systems, Inc.	891	73
Citizens Communications Co.	5,339	69
Wisconsin Energy Corp.	1,905	68
SCANA Corp.	1,761	67
CenturyTel, Inc.	2,047	67
Pinnacle West Capital Corp.	1,517	64
Pepco Holdings, Inc.	3,012	63
Energy East Corp.	2,338	61
* UnitedGlobalCom Inc. Class A	5,849	55
CenterPoint Energy Inc.	4,541	55
TECO Energy, Inc.	3,330	52
DPL Inc.	1,979	49
NSTAR	908	49
MDU Resources Group, Inc.	1,705	47
* Nextel Partners, Inc.	1,960	43
Northeast Utilities	1,986	38
Puget Energy, Inc.	1,645	36
* Level 3 Communications, Inc.	6,299	13
* U.S. Cellular Corp.	219	10

		13,191

Other (5.5%)
General Electric Co.	173,405	6,253
Tyco International Ltd.	32,938	1,113
3M Co.	12,191	1,045
Honeywell International Inc.	13,475	501
* Berkshire Hathaway Inc. Class B	137	391
Fortune Brands, Inc.	2,419	195
Johnson Controls, Inc.	3,151	176
Textron, Inc.	2,062	154
Eaton Corp.	2,325	152
ITT Industries, Inc.	1,349	122
Brunswick Corp.	1,502	70
SPX Corp.	1,188	51
Hillenbrand Industries, Inc.	915	51

		10,274

TOTAL COMMON STOCKS
(Cost $185,706)		188,216

TEMPORARY CASH INVESTMENTS (0.8%)

Vanguard Market Liquidity Fund, 2.748%**
(Cost $1,441)	1,440,955	1,441

TOTAL INVESTMENTS (100.9%)
(Cost $187,147)		189,657

OTHER ASSETS AND LIABILITIES--NET (-0.9%)		(1,676)

NET ASSETS (100%)		$187,981

*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT--Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $187,147,000. Net unrealized appreciation of investment securities for tax purposes was $2,510,000, consisting of unrealized gains of $9,757,000 on securities that had risen in value since their purchase and $7,247,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.